Variable Portfolio – Partners International Core Equity Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Core Equity Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Austria 1.9%
Erste Group Bank AG	709,500	38,879,539
Brazil 1.8%
MercadoLibre, Inc.(a)	17,450	35,806,702
China 2.1%
Contemporary Amperex Technology Co., Ltd., Class A	405,681	14,257,267
Tencent Music Entertainment Group, ADR	2,348,657	28,301,317
Total		42,558,584
Denmark 4.5%
Novo Nordisk A/S, Class B	528,451	62,680,377
Vestas Wind Systems A/S(a)	1,261,388	27,755,200
Total		90,435,577
France 8.3%
EssilorLuxottica SA	155,877	36,931,066
Legrand SA	348,971	40,203,501
Sanofi SA	325,873	37,520,796
Schneider Electric SE	198,490	52,506,494
Total		167,161,857
Germany 9.7%
Infineon Technologies AG	1,006,391	35,332,302
SAP SE	441,721	101,036,002
Siemens AG, Registered Shares	300,578	60,809,321
Total		197,177,625
Indonesia 1.3%
PT Bank Central Asia Tbk	39,271,400	26,781,850
Italy 1.5%
FinecoBank Banca Fineco SpA	1,775,466	30,470,485
Japan 18.7%
Bridgestone Corp.	503,000	19,424,803
FUJIFILM Holdings Corp.	1,153,200	29,852,807
ITOCHU Corp.	495,100	26,683,461
Keyence Corp.	80,000	38,340,974
Mitsubishi UFJ Financial Group, Inc.	5,279,400	54,212,052
MS&AD Insurance Group Holdings, Inc.	2,120,600	49,842,977
Recruit Holdings Co., Ltd.	654,600	39,768,527
Shimano, Inc.	67,700	12,887,901
Common Stocks (continued)
Issuer	Shares	Value ($)
SMC Corp.	50,900	22,763,528
Sony Group Corp.	2,575,000	50,026,056
Terumo Corp.	1,830,300	34,674,098
Total		378,477,184
Netherlands 6.3%
ASML Holding NV	85,102	70,793,002
Shell PLC	1,694,100	55,963,578
Total		126,756,580
Norway 1.2%
DNB Bank ASA	1,178,400	24,165,512
South Korea 1.3%
Samsung Electronics Co., Ltd.	577,590	26,995,872
Spain 3.4%
Bankinter SA	3,686,191	32,541,480
Iberdrola SA	2,409,871	37,254,544
Total		69,796,024
Sweden 1.4%
Svenska Handelsbanken AB, Class A	2,813,581	28,900,956
Switzerland 7.5%
Chocoladefabriken Lindt & Spruengli AG	3,868	49,896,912
Cie Financiere Richemont SA, Class A, Registered Shares	262,212	41,640,391
Roche Holding AG, Genusschein Shares	188,494	60,321,331
Total		151,858,634
United Arab Emirates —%
NMC Health PLC(a),(b),(c)	293,698	0
United Kingdom 20.3%
AstraZeneca PLC	289,050	45,030,071
Bunzl PLC	962,531	45,584,534
Diageo PLC	1,218,435	42,559,820
Haleon PLC	7,807,973	40,855,219
Lloyds Banking Group PLC	45,595,218	35,851,173
Reckitt Benckiser Group PLC	600,107	36,717,058
RELX PLC	1,227,362	57,951,520
Rio Tinto PLC	580,522	41,209,879

Variable Portfolio – Partners International Core Equity Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Core Equity Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Unilever PLC	1,001,917	64,957,582
Total		410,716,856
United States 7.4%
ARM Holdings PLC, ADR(a)	100,224	14,333,034
Booking Holdings, Inc.	9,201	38,755,716
GSK PLC	2,327,989	47,400,227
Liberty Media Corp.-Liberty Formula One, Class C(a)	404,158	31,293,954
lululemon athletica, Inc.(a)	63,445	17,215,801
Total		148,998,732
Total Common Stocks (Cost $1,644,252,698)		1,995,938,569

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(d),(e)	16,102,726	16,101,116
Total Money Market Funds (Cost $16,099,047)		16,101,116
Total Investments in Securities (Cost $1,660,351,745)		2,012,039,685
Other Assets & Liabilities, Net		11,786,973
Net Assets		$2,023,826,658
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	23,138,731	281,181,400	(288,221,084)	2,069	16,101,116	450	1,330,344	16,102,726
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Core Equity Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7054_12_C01_(11/24)